Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

March 31, 2013

Dates Covered
Collections Period	03/01/13 - 03/31/13
Interest Accrual Period	03/15/13 - 04/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/13	695,576,489.06	39,818
Yield Supplement Overcollateralization Amount at 02/28/13	10,563,002.76	0

Receivables Balance at 02/28/13	706,139,491.82	39,818
Principal Payments	26,918,796.10	929
Defaulted Receivables	1,138,699.25	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/13	9,964,756.27	0

Pool Balance at 03/31/13	668,117,240.20	38,832

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	6,725,567.54	511
Past Due 61-90 days	1,394,450.03	83
Past Due 91 + days	431,504.12	26

Total	8,551,521.69	620

Total 31+ Delinquent as % Ending Pool Balance	1.28%

Recoveries	755,908.77

Aggregate Net Losses/(Gains) - March 2013	382,790.48

Overcollateralization Target Amount	30,065,275.81
Actual Overcollateralization	30,065,275.81

Weighted Average APR	4.27%
Weighted Average APR, Yield Adjusted	5.12%
Weighted Average Remaining Term	51.30

Flow of Funds	$ Amount
Collections	29,951,474.79
Advances	(971.84)
Investment Earnings on Cash Accounts	2,175.09
Servicing Fee	(588,449.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	29,364,228.46

Distributions of Available Funds
(1) Class A Interest	340,454.66
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	26,223,582.66
(7) Distribution to Certificateholders	2,776,673.97
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,364,228.46

Servicing Fee	588,449.58
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 03/15/13	664,275,547.05
Principal Paid	26,223,582.66
Note Balance @ 04/15/13	638,051,964.39

Class A-1
Note Balance @ 03/15/13	0.00
Principal Paid	0.00
Note Balance @ 04/15/13	0.00
Note Factor @ 04/15/13	0.0000000%

Class A-2
Note Balance @ 03/15/13	260,665,547.05
Principal Paid	26,223,582.66
Note Balance @ 04/15/13	234,441,964.39
Note Factor @ 04/15/13	75.6752629%

Class A-3
Note Balance @ 03/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/13	257,000,000.00
Note Factor @ 04/15/13	100.0000000%

Class A-4
Note Balance @ 03/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 04/15/13	127,670,000.00
Note Factor @ 04/15/13	100.0000000%

Class B
Note Balance @ 03/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 04/15/13	18,940,000.00
Note Factor @ 04/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	363,971.83
Total Principal Paid	26,223,582.66

Total Paid	26,587,554.49

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	112,955.07
Principal Paid	26,223,582.66

Total Paid to A-2 Holders	26,336,537.73

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4028867
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0273327

Total Distribution Amount	29.4302194

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3646064
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.6468130

Total A-2 Distribution Amount	85.0114194

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/28/13	85,012.73
Balance as of 03/31/13	84,040.89
Change	(971.84)

Reserve Account
Balance as of 03/15/13	2,310,518.58
Investment Earnings	167.90
Investment Earnings Paid	(167.90)
Deposit/(Withdrawal)	—
Balance as of 04/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58